UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-21237

                     Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

William J. Murphy
Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     3/31

Date of reporting period:     06/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS DEAN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 97.70%	Value

	Biological Products(No Diagnostic Substances) - 2.35%
6,700	Amgen, Inc. *	$ 315,972

	Books: Publishing or Publishing and Printing - 1.13%
3,800	McGraw-Hill Companies Inc.	152,456

	Bottled & Canned Soft Drinks & Carbonated Waters - 0.77%
6,000	Coca Cola Enterprises, Inc.	103,800

	Commercial Printing - 1.61%
7,300	RR Donnelley & Sons Co.	216,737

	Construction, Minning & Materials Handling Machinery & Equipment - 2.28%
6,350	Dover Corp.	307,150

	Converted Paper & Paperboard Products - 2.00%
4,500	Kimberly Clark Corp.	269,010

	Crude Petroleum & Natural Gas - 3.40%
2,200	Anadarko Petroleum Corp.	164,648
1,000	Apache Corp.	139,000
1,700	Occidental Petroleum Corp.	152,762
		456,410

	Electric & Other Services Combined - 2.12%
2,700	Consolidated Edison, Inc.	138,726
3,700	PG&E Corp.	146,853
		285,579

	Electronic & Other Electrical Equipment(No Computer Equip) - 1.79%
9,000	General Electric Co.	240,210

	Electronic Computers - 2.54%
15,600	Dell, Inc. *	341,328

	Fire, Marine & Casualty Insurance - 1.26%
6,400	American International Group, Inc.	169,344

	General Industrial Machinery & Equipment - 1.94%
5,500	Illinois Tool Works, Inc.	261,305

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 97.70% - continued

	Hospital & Medical Service Plans - 1.84%
4,000	UnitedHealth Group, Inc.	$ 105,000
3,000	WellPoint, Inc. *	142,980
		247,980

	Millwood, Veneer, Plywood, & Structural Wood Members - 1.72%
14,700	Masco Corp.	231,231

	Miscellaneous Industrial & Commercical Machinery & Equipment - 2.09%
3,300	Eaton Corp.	280,401

	National Commercial Banks - 14.57%
9,800	Bank of America Corp.	233,926
8,900	BB&T Corp.	202,653
12,400	Citigroup, Inc.	207,824
6,500	JPMorgan Chase & Co.	223,015
6,500	Marshall & Ilsley Corp.	99,645
2,300	PNC Financial Services Group, Inc.	131,330
5,500	SunTrust Banks, Inc.	199,210
8,800	U.S. Bancorp	245,432
11,500	Wachovia Corp.	178,595
10,000	Wells Fargo & Co.	237,500
		1,959,130

	Newpapers: Publishing or Publishing & Printing - 0.45%
2,800	Gannett Co., Inc.	60,676

	Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.92%
4,500	PPG Industries, Inc.	258,165

	Petroleum Refining - 14.96%
3,200	BP plc (a)	222,624
4,750	Chevron Corp.	470,868
5,300	ConocoPhillips	500,267
6,300	Exxon Mobil Corp.	555,219
1,500	Murphy Oil Corp.	147,075
2,800	Valero Energy Corp.	115,304
		2,011,357

	Pharmaceutical Preparations - 4.95%
4,200	Eli Lilly & Co.	193,872
2,200	Johnson & Johnson	141,548
18,900	Pfizer, Inc.	330,183
		665,603

4,000	Platic Material, Synthetic Resigns & Nonvulcan Elastomers - 1.04%
	Dow Chemical Co.	139,640

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 97.70% - continued

	Printed Circuit Boards - 0.87%
7,100	Jabil Circuit, Inc.	$ 116,511

	Pumps & Pumping Equipment - 2.40%
5,100	ITT Corp.	322,983

	Retail - Department Stores - 1.97%
6,600	Kohl's Corp. *	264,264

	Retail - Eating Places - 0.53%
1,275	McDonald's, Inc.	71,681

	Retail - Lumber & Other Material Dealers - 0.91%
5,200	Home Depot, Inc.	121,784

	Retail - Miscellaneous Shopping Goods Stores - 2.30%
13,000	Staples, Inc.	308,750

	Retail - Radio, TV & Consumer Electronics Stores - 2.00%
6,800	Best Buy Co., Inc.	269,280

	Services - Advertising Agencies - 1.07%
3,200	Omnicom Group, Inc.	143,616

	Services - Computer Intergrated Systems Design - 2.40%
6,900	Computer Sciences Corp. *	323,196

	Services - Computer Programming, Data Processing, Etc. - 2.99%
16,300	Electronic Data Systems Corp.	401,632

	Services - Prepackaged Software - 2.05%
10,000	Microsoft Corp.	275,100

	Soaps, Detergents, Cleaning Preparations, Perfumes, Cosmetices - 1.00%
2,200	Procter & Gamble Co.	133,782

	State Commercial Banks - 3.20%.
6,300	Capital One Financial Corp.	239,463
7,700	Fifth Third Bancorp	78,386
1,600	M&T Bank Corp.	112,864
		430,713

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 97.70% - continued

	Surgical & Medical Instruments & Apparatus - 0.93%
1,800	3M Co.	$ 125,262

	Telephone Communications (No Radiotelephone) - 3.14%
4,000	AT&T, Inc.	134,760
8,100	Verizon Communications, Inc.	286,740
		421,500

	Wholesale - Drugs, Proprietaries & Druggist' Sundries - 1.12%
1,800	AmerisourceBergen Corp.	71,982
1,400	McKesson Corp.	78,274
		150,256

	Wholesale - Groceries & Related Products - 2.09%
10,200	Sysco Corp.	280,602

	TOTAL COMMON STOCKS (Cost $15,535,928)	13,134,395

	MONEY MARKET SECURITIES - 2.40%
322,365	AIM STIT-STIC Prime Portfolio - Class I, 2.39% (b)	322,365

	TOTAL MONEY MARKET SECURITIES (Cost $322,365)	322,365

	TOTAL INVESTMENTS (Cost $15,858,293) - 100.10%	$ 13,456,760

	Liabilities in excess of other assets - (0.10)%	(13,401)

	TOTAL NET ASSETS - 100.00%	$ 13,443,359

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Variable rate security; the money market rate shown represents the rate at June 30, 2008.

Tax Related
Unrealized appreciation		$ 800,639
Unrealized depreciation		$ (3,202,173)
Net unrealized depreciation		$ (2,401,534)

Aggregate cost of securities for income tax purposes		$ 15,858,293

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 91.23%	Value

	Biological Products - 1.47%
5,600	Invitrogen Corp. *	$ 219,856

	Broadwoven Fabric Mills - 0.97%
5,000	Albany International Corp. - Class A	145,000

	Canned, Frozen & Preserved Fruit, Vegatables & Food Specialties - 2.06%
6,300	Corn Products International, Inc.	309,393

	Canned, Fruits, Vegtables, Preserves, Jams & Jellies - 1.45%
30,400	Del Monte Foods Co.	215,840

	Converted Paper & Paperboard - 1.80%
12,000	Bemis Co., Inc.	269,040

	Crude Petroleum & Natural Gas - 6.21%
6,100	Berry Petroleum Co.	359,168
5,000	St. Mary's Land & Exploration Co.	323,200
3,700	Stone Energy Corp. *	243,867
		926,235

	Cutlery, Handtools, & General Hardware - 2.13%
13,400	Simpson Manufacturing Co., Inc.	318,116

	Deep Sea Foreign Transportation of Freight - 1.82%
27,000	Double Hull Tankers, Inc.	270,810

	Drawing and Insulating Nonferrous Wire - 2.04%
5,000	General Cable Corp.	304,250

	Electric Lighting & Wiring Equipment - 1.82%
6,800	Hubbell, Inc. Cl. B	271,116

	Electric Services - 2.00%
11,800	Great Plains Energy, Inc.	298,304

	Engines & Turbines - 0.85%
12,000	Brunswick Corp.	127,200
	.
	Fire, Marine & Casualty Insurance - 1.18%
8,500	Employers Holdings, Inc.	175,950

	Footwear - 1.97%
11,000	Wolverine World Wide, Inc.	293,370
	Industrial & Commercial Fans & Blowers & Air Purifying Equip - 2.25%
7,500	Donaldson Co, Inc.	334,800

	Investment Companies - 1.94%
22,000	Prospect Captial Corp.	289,960

	Miscellaneou Electrical Machinery, Equipment & Supplies - 1.71%
18,000	Electro Scientific Industries, Inc. *	255,060

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 91.23% - continued	Value

	Misc Industrial & Commercial Machinery & Equipment - 2.01%
6,700	Curtiss Wright Corp.	$ 299,758

	National Commercial Banks - 4.27%
5,800	City National Corp.	244,006
13,800	FirstMerit Corp.	225,078
13,427	Hampton Roads Bankshares, Inc.	167,703
		636,787

	Natural Gas Distribution - 2.21%
9,500	WGL Holdings, Inc.	330,030

	Nonferrous Foundries - 1.37%
4,500	Matthews International Corp. - Class A	203,670

	Office Furniture - 1.84%
11,000	Herman Miller, Inc.	273,790

	Operative Builders - 1.00%
3,800	M.D.C. Holdings, Inc.	148,428

	Orthopedic, Presthetic & Surgical Appliances & Supplies - 2.01%
10,400	STERIS Corp.	299,104

	Paper Mills - 1.81%
20,000	Glatfelter P H Co.	270,200

	Pharmaceutical Preparations - 1.91%
10,500	Watson Pharmaceuticals, Inc. *	285,285

	Retail - Auto Dealers & Gasoline Stations - 0.75%
7,600	Penske Automotive Group, Inc.	112,024

	Retail - Eating Places - 3.24%
3,600	Panera Bread Co. - Class A *	166,536
50,000	The Steak N' Shake Co. *	316,500
		483,036

	Retail - Family Clothing Stores - 2.21%
9,300	Ross Stores, Inc.	330,336

	Retail - Miscellaneous Shopping Goods Stores - 0.83%
5,000	Barnes & Noble, Inc.	124,200

	Rolling, Drawing & Extruding of Nonferrous Metals - 2.16%
10,000	Mueller Industries, Inc.	322,000

	Savings Institution, Not Federally Chartered - 0.95%
11,000	First Niagara Financial Group, Inc.	141,460

	Security Brokers, Dealers, & Floatation Companies - 1.79%
13,000	KBW, Inc. *	267,540

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 91.23% - continued	Value

	Services - Business Services - 2.30%
7,350	Global Payments, Inc.	$ 342,510

	Services - Computer Processing & Data Preparation - 2.01%
20,000	Perot Systems Corp. - Class A *	300,200

	Services - Equipment Rental & Leasing - 1.17%
8,500	Rent A Center, Inc. *	174,845

	Services - Miscellaneous Amusement & Recreation - 1.95%
6,800	Vail Resorts, Inc. *	291,244

	Services - Offices & Clinics of Doctors of Medicine - 1.96%
12,000	AmSurg Corp. *	292,200

	Services - Prepackaged Software - 3.36%
20,500	Parametric Technology Corp. *	341,735
5,400	Sybase, Inc. *	158,868
		500,603

	State Commercial Bank - 6.41%
21,000	Columbia Bancorp	150,360
15,400	Glacier Bancorp, Inc.	246,246
7,300	Hancock Holding Co.	286,817
30,000	Sterling Bancshares, Inc.	272,700
		956,123

	Surety Insurance - 2.33%
29,300	Old Republic International Corp.	346,912

	Water Transportation - 2.05%
6,700	Alexander & Baldwin, Inc.	305,185

	Wholesale - Chemicals & Allied Products - 2.14%
10,000	Innophos Holdings, Inc.	319,500

	Wood Household Furniture (No Upholstered) - 1.52%
9,200	Ethan Allen Interiors, Inc.	226,320

	TOTAL COMMON STOCKS (Cost $13,932,558)	13,607,590

	REAL ESTATE INVESTMENT TRUST - 6.44%
12,400	Biomed Realty Trust, Inc.	304,172
15,500	DCT Industrial Trust, Inc.	128,340
13,300	National Retail Properties, Inc.	277,970
11,000	Realty Income Corp.	250,360

	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,038,588)	960,842

	MONEY MARKET SECURITIES - 2.42%
360,456	AIM STIT-STIC Prime Portfolio - Class I, 2.39% (a)	360,456

	TOTAL MONEY MARKET SECURITIES (Cost $360,456)	360,456

	TOTAL INVESTMENTS (Cost $15,331,602) - 100.09%	$ 14,928,888

	Liabilities in excess of other assets - (0.09)%	(12,709)

	TOTAL NET ASSETS - 100.00%	$ 14,916,179

	* Non-income producing securities.
(a) Variable rate security; the money market rates shown represent the rate at June 30, 2008.

Tax Related
	Unrealized appreciation	$ 1,067,709
	Unrealized depreciation	(1,470,423)
	Net unrealized depreciation	$ (402,714)

	Aggregate cost of securities for income tax purposes	$ 15,331,602

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN INTERNATIONAL FUND SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.99%	Value

	Australia - 2.22%
6,370	QBE Insurance Group Ltd.	136,924
64,215	Telstra Corp. Ltd.	261,272
		398,196

	Austria - 0.83%
1,915	Stabag SE	149,350

	Bermuda - 3.99%
1,379	Credicorp Limited	113,244
155,000	Huabao International Holdings Ltd.	147,098
10,800	Jardine Matheson Holdings Ltd.	334,800
174,000	Peace Mark (Holdings) Ltd.	120,946
		716,088

	Brazil - 5.83%
9,182	All America Latina Logistica (ALL)	118,001
5,200	GVT Holding SA *	127,507
4,768	Companhia Vale do Rio Doce (Vale) (a)	142,277
28,200	JBS SA	144,502
4,704	Petroleo Brasileiros S.A. (a)	272,597
9,683	Tele Norte Leste Participacoes S.A. (Telemar) (a)	241,204
		1,046,088

	Canada - 2.30%
1,763	EnCana Corp.	162,225
3,384	Nexen, Inc.	135,614
2,022	Suncor Energy, Inc.	115,828
		413,667

	China - 0.32%
40,000	Harbin Power Equipment Co., Ltd.	57,967

	Cayman Islands - 0.76%
5,359	Subsea 7, Inc.*	135,724

	Denmark - 1.02%
15	A P Moller - Maersk A/S	183,796

	Finland - 1.50%
3,898	Elisa Oyj	81,866
7,712	Nokia Oyj *	188,213
		270,079
	France - 2.56%
519	Alstom	119,933
2,275	Suez SA	154,988
3,230	Thales SA	184,222
		459,143

	Germany - 11.47%
3,286	Bayer AG	276,155
1,274	Deutsche Boerse AG	143,920
2,459	E.ON AG *	496,255
2,520	Fresenius Medical Care AG & Co.	138,685
3,792	Gerry Weber International AG	120,864
714	K+S AG	410,603

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN INTERNATIONAL FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.99% - continued	Value

	Germany - 11.47% - continued
3,742	SAP AG	$ 195,383
1,767	Stada Arzeimittel AG	126,727
6,804	Symrise AG	150,080
		2,058,672

	Hong Kong - 0.68%
9,000	Sun Hung Kai Properties Limited	122,116

	Indonesia - 0.72%
145,500	PT Bumi Resources Tbk	129,404

	Japan - 17.08%
3,600	CANON, INC.	185,425
3,800	IBIDEN CO., LTD.	138,371
19,000	Daiwa Securities Group, Inc.	174,935
4,000	OLYMPUS CORPORATION *	135,465
68	JAPAN TOBACCO, INC.	290,590
31	KDDI CORPORATION	191,840
11,000	Mitsubishi Corp.	363,190
76	Mizho Financial Group, Inc.	355,606
300	Nintendo Co., Ltd.	169,520
33,900	Nisson Motor Co.	280,461
160	NTT URBAN DEVELOPMENT CORPORATION	209,801
2,200	SAWAI PHARMACEUTICAL CO., LTD.	92,769
2,300	Takeda Pharmaceutical Company Limited	117,164
2,850	T & D Holding, Inc.	175,563
2,620	YAMADA DENKI CO., LTD.	186,852
		3,067,552

	Luxembourg - 3.21%
1,226	ArcelorMittal NPV	121,306
1,759	Evraz Group SA	204,924
2,398	Millicom International Cellular S.A. (c)	250,348
		576,578

	Malaysia - 1.25%
57,300	Bursa Malaysia Bhd	130,646
96,700	Telecom Malaysia Berhad	94,110
		224,756

	Netherlands - 2.59%
3,789	Koninklijke (Royal) Philips Electronics N.V.	129,006
11,810	Unilever NV *	335,488
		464,494

	Norway - 2.50%
4,133	Aker Kvaerner ASA	97,574
9,415	StatoilHydro ASA	351,018
		448,592

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN INTERNATIONAL FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.99% - continued	Value

	Russia - 1.52%
1,873	Gazprom (a)	$ 108,634
5,449	Sistema JSFC (b)	163,797
		272,431

	Singapore - 1.99%
10,000	DBS Group Holdings Ltd.	138,809
116,000	Indofood Agri Resources Limited *	217,708
		356,517

	South Korea - 0.49%
11,675	LG Telecom Ltd.	88,507

	South Africa - 2.33%
5,583	ArcelorMittal South Africa Limited	159,042
8,015	Gold Fields Limited	101,874
9,915	MTN Group Ltd.	157,689
		418,605

	Spain - 1.33%
9,004	Telefonica S.A.	239,464

	Sweden - 1.47%
12,468	Telefonaktiebolaget LM Ericsson	130,164
6,787	Tele2 AB - Class B	133,136
		263,300

	Switzerland - 11.75%
4,708	ABB Ltd. *	134,316
2,024	Actelion Ltd. *	108,691
2,800	Bank Sarasin & Cie AG	126,311
9,950	Nestlé SA	450,905
3,577	Noble Biocare Holding AG	117,150
5,122	Novartis AG	282,851
2,017	Roche Holding AG	364,351
1,902	Swiss Re	127,068
448	Syngenta AG	146,130
976	Verwaltungs - und Privat-Bank AG	251,043
		2,108,816

	Thailand - 1.74%
45,100	Advanced Info Service, Public Company Limited	124,772
52,300	Bangkok Bank, Public Company Limited	187,708
		312,480

	United Kingdom - 15.54%
6,703	Admiral Group Plc	106,514
2,738	Anglo American PLC	192,123
21,261	BAE Systems plc	187,224
8,970	BHP Billiton Plc	342,734
7,296	British American Tobacco p.l.c.	252,492
11,460	ICAP plc	123,608
9,269	Prudential plc	98,316
11,952	Siber Energy plc	193,611
13,453	Smith & Nephew plc	148,318

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN INTERNATIONAL FUND SCHEDULE OF INVESTMENTS - continued June 30, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.99% - continued	Value

	United Kingdom - 15.54% - continued
10,266	Standard Chartered plc	$ 292,147
23,571	St. James Place Plc	102,845
22,470	Tesco plc	165,138
136,996	Vodafone Group plc	406,626
2,232	Xstrata plc	178,738
		2,790,434

	TOTAL COMMON STOCKS (Cost $17,090,568)	17,772,816

	TOTAL INVESTMENTS (Cost $17,090,568) - 98.99%	$ 17,772,816

	Cash and other assets less liabilities - 1.01%	181,370

	TOTAL NET ASSETS - 100.00%	$ 17,954,186

* Non-income producing securities.
(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Global Depositary Receipt - A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
(c) Swedish Depository Receipt - A negotiable certificate issued by a Swedish Bank representing foreign securities held at a custodian bank and trading on the Stockholm exchange.

(d) Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Tax Related, excluding foreign currency and forward contracts
Unrealized appreciation		$ 2,014,981
Unrealized depreciation		(1,332,733)
Net unrealized depreciation		$ 682,248

Aggregate cost of securities for income tax purposes		$ 17,090,568

*See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS DEAN INTERNATIONAL FUND SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Telecom	14.12%
healthcare	10.87%
Banking	8.13%
Oil & Natural Gas	8.07%
Mining and Metals	6.91%
Insurance	6.88%
Food & Beverages	5.23%
Financial Services	5.10%
Chemicals	4.80%
Electronics	4.25%
Retail	3.70%
Utilities	3.66%
Diversified	3.09%
Services	3.07%
Tobacco Products	3.05%
Real Estate	1.86%
Transportation	1.70%
Motor Vehicles	1.58%
Agricultural	1.22%
Manufacturing	1.00%
Communications	0.70%
0.00%
Total	98.99%
Cash and other assets less liabilities	1.010%
Grand Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Dean Funds

Related Notes to the Schedule of Investments

June 30, 2008

(Unaudited)

Security valuation – Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (“the Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s net asset value (“NAV”) calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Contingent Deferred Sales Charges –There is a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current net asset value (“NAV”), that will be imposed on any purchases that were not originally charged a front-end sales load, if the shares are redeemed within 12 months after they are purchased. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Funds will first redeem shares not subject to any charge.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Dean Funds

Related Notes to the Schedule of Investments – continued

June 30, 2008

(Unaudited)

Federal income tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in subchapter M of the Internal Revenue Code of 1986, as amended and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Foreign Currency Translation - With respect to the International Fund, amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The International Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of May 5, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

     /s/ Anthony J. Ghoston___________________________

Anthony J. Ghoston, President

Date     8/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

     /s/ Anthony J. Ghoston______________________________________

Anthony J. Ghoston, President

Date     8/21/08

By

______/s/ William J. Murphy_____________________________________

William J. Murphy, Interim Treasurer

Date     8/21/08